Segment Information (Summary of operating results of business segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 99,275,000	$ 88,313,000	$ 85,405,000
Income (loss) from operations	(10,059,000)	5,136,000	1,136,000
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	99,275,000	88,313,000	85,405,000
Income (loss) from operations	(8,573,000)	7,500,000	4,017,000
Operating Segments [Member] | Printed Circuit Boards [Member]
Segment Reporting Information [Line Items]
Revenues	30,138,000	30,480,000	31,803,000
Income (loss) from operations	(5,902,000)	(2,422,000)	(1,588,000)
Operating Segments [Member] | Microelectronics [Member]
Segment Reporting Information [Line Items]
Revenues	69,137,000	57,833,000	53,602,000
Income (loss) from operations	$ (2,671,000)	$ 9,922,000	$ 5,605,000